Stockholder's Equity	12 Months Ended
Dec. 31, 2011
Stockholder's Equity
Stockholder's Equity

7.  STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 100,000 shares of common stock with a par value of $20 per share. All the shares are issued and outstanding as of December 31, 2011 and 2010 and are owned by the Parent (see Note 1). The Company paid dividends of $4,381, $15,000 and $4,399 at December 31, 2011, 2010 and 2009, respectively.

The maximum amount of dividends which can be paid by State of New York insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note 8).

The Company received contributed capital of $2,127 from its Parent in the year ending December 31, 2011. The contributed capital in 2011 was in the form of a deferred tax asset. The tax allocation agreement was amended in 2011 to contribute a capital loss deferred tax asset of an affiliated entity to offset the Company's net capital gains.